Provision for Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Schedule of Income Tax Expense Benefit [Abstract]
Federal income tax
State income tax	4	63	37	24
Total Income taxes ,Current provision		63		24
Deferred Income taxes (benefit)
Total Income expenses/ (benefit)		$ 63		$ 24